54182 7/99
Prospectus Supplement
dated July 28, 1999 to:
PUTNAM GROWTH AND INCOME FUND II
Prospectus dated March 30, 1999

The "Average Annual Total Returns" table and the paragraph below on page 3 of the prospectus is replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/98)


            PAST 1 YEAR      SINCE INCEPTION (1/5/95)
CLASS A       5.96%               21.02%
CLASS B       6.57%               21.46%
CLASS C      10.61%               21.91%
CLASS M       7.99%               21.12%
LEHMAN BROTHERS
AGGREGATE BOND INDEX  8.69%       10.03%
S&P 500 INDEX  28.58%             30.51%

Unlike the bar chart, this performance information reflects the impact of sales charges. Class A and class M share performance reflect the current maximum initial sales charges; class B and class C share performance reflects the maximum applicable deferred sales charge if shares had been redeemed on 12/31/98. For periods prior to the inception of class C shares (2/1/99), performance information shown in the table for this class is based on the performance of the fund's class A shares, adjusted to reflect the appropriate sales charge and the higher 12b-1 fees paid by class C shares. The fund's performance is compared to the Lehman Brothers Aggregate Bond Index, an unmanaged index of investment-grade bonds and the S&P 500 Index, an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.

54183 7/99
Prospectus Supplement
dated July 28, 1999 to:
PUTNAM GROWTH AND INCOME FUND II
Class A Prospectus dated March 30, 1999

The "Average Annual Total Returns" table and the paragraph below on page 3 of the prospectus is replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/98)

            PAST 1 YEAR     SINCE INCEPTION (1/5/95)
CLASS A        12.46%           22.85%
LEHMAN BROTHERS
 AGGREGATE BOND INDEX   8.69%   10.03%
S&P 500 INDEX  28.58%           30.51%

Class A performance reflects the waiver of sales charges for purchases through eligible retirement plans. The fund's performance is compared to the Lehman Brothers Aggregate Bond Index, an unmanaged index of investment-grade bonds and the S&P 500 Index, an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.

54184 7/99
Prospectus Supplement
dated July 28, 1999 to:
PUTNAM GROWTH AND INCOME FUND II
Class Y Prospectus dated March 30, 1999

The "Average Annual Total Returns" table and the paragraph below on page 3 of the prospectus is replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/98)

            PAST 1 YEAR     SINCE FUND INCEPTION (1/5/95)
CLASS Y         13.19%           23.09%
LEHMAN BROTHERS
 AGGREGATE BOND INDEX  8.69%     10.03%
S&P 500 INDEX   28.58%           30.51%

The fund's performance is compared to the Lehman Brothers
Aggregate Bond Index, an unmanaged index of investment-grade bonds and the S&P 500 Index, an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.